As filed with the U.S. Securities and Exchange Commission on August 5, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

SHP ETF Trust
(Exact name of registrant as specified in charter)

14785 Preston Road, Suite 1000

Dallas, TX 75254
(Address of principal executive offices) (Zip code)

Garrett Paolella

14785 Preston Road, Suite 1000

Dallas, TX 75254
(Name and address of agent for service)

(914) 443-5008

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report
May 31, 2022

SHP ETF Trust
•FIS Biblically Responsible Risk Managed ETF	| PRAY	| NYSE Arca
•FIS Knights of Columbus Global Belief ETF	| KOCG	| NYSE Arca

SHP ETF Trust

1

Shareholder Letter (Unaudited)	SHP ETF Trust
May 31, 2022

Dear Shareholder,

The reporting period ended May 31, 2022, revealed fresh challenges with persistent inflation, tighter monetary policy, slowing global economies and fears of a recession in the U.S. Since the beginning of 2022, markets across the globe began to decline and are now in a bear market territory. Global economies faced the consequences of severe shutdowns in China which slowed growth and exacerbated supply chain issues. Meanwhile, European economies suffered from the effects of Russia’s prolonged war with Ukraine which is stressing both energy and food supplies.

Over the long run, earnings drive stock prices and U.S. corporate earnings have continued to grow over the past twelve months. However, there were notable exceptions among several large retailers where earnings fell short and led to further fears of slowing consumer demand. Gross Domestic Product, a comprehensive measure of U.S. economic activity, experienced negative growth and declined in the first quarter of 2022, due to a rising trade imbalance where imports far exceeded exported goods. Through the twelve months ending May 31, 2022, the S&P 500 Index was down 0.30% and small cap stocks fared much worse with the Russell 2000 Index down 16.93%. Over the same period, rising interest rates hurt growth stocks and they underperformed value stocks by approximately 7% as measured by the Russell 1000 Growth and Russell 1000 Value indices. Globally, Emerging Market weakness contributed to the MSCI ACWI Index decline of 6.8%. Bond returns were negative leaving few places to escape these difficult markets.

While markets may continue to decline in the short run, a significant amount of negative news has been reflected in stock prices through May 31, 2022. The Federal Reserve’s actions to slow the economy will play out over the remainder of the year. Despite these economic headwinds, unemployment remains low, and the U.S. economy is holding up better than many other developed countries. As always, it is important for investors to stick to their long-term plans and seek counsel from their financial advisors.

We remain committed to providing investment strategies than can help our shareholders meet their financial goals while investing in companies that align with their values. We encourage you to visit www.FaithInvestorServices.com to share your feedback.

Sincerely,

Chief Executive Officer
Faith Investor Services, LLC

Must be preceded or accompanied by a prospectus. Opinions expressed are subject to change and should not be considered investment advice.

Investing involves risks, principal loss is possible. The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. The Funds are actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns. The FIS Knights of Columbus Global Belief ETF considers the United States Council of Catholic Bishops (the “USCCB”) Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Funds may underperform other similar funds that do not consider the USCCB Guidelines when making investment decisions.

Investment-grade: a rating that signals a corporate or municipal bond has a relatively low risk of default.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index which comprises the 3,000 largest U.S. companies based on total market capitalization.

The Russell 1000 Value Index includes equities that exhibit value characteristics and the Russell 1000 Growth Index includes equities that exhibit growth characteristics.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

The Standard and Poor’s 500 Index (S&P 500) consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P’s Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock’s weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

The MSCI ACWI Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large and mid cap stocks across 23 developed and 26 emerging markets.

Distributed by Foreside Fund Services, LLC.

2

Management Discussion of Fund Performance (Unaudited)	FIS Biblically Responsible Risk Managed ETF
May 31, 2022

MARKET OVERVIEW

The FIS Biblically Responsible Risk Managed ETF was proudly launched on February 8, 2022, to provide investors a vehicle in which to invest according to their Christian values. The ETF’s launch comes at an interesting time, with economic, social, and geopolitical pressures spanning the globe, resulting in a fiscal 2022 that has been anything but dull. We believe current market concerns around global inflation, rising interest rates across the world, and slowing global economic growth will continue to be front and center for the next few months, with added uncertainty surrounding looming U.S. elections in November.

With this as the backdrop, global markets produced weak returns since the ETF’s inception, with the benchmark MSCI World Index returning -8.13%. Despite producing a market value return of -6.82% and a net asset value (“NAV”) return of -6.82% over this period, we are pleased to have bested the benchmark Index.

PERFORMANCE REVIEW

Since the ETF’s launch, the three sectors that contributed most to performance were technology, communication services, and consumer discretionary. Outperformance within the technology sector was driven by both stock selection and being underweight the sector. Standout contributors within the technology sector were software names Manhattan Associates, Palo Alto Networks, and Checkpoint Software. Relative outperformance within the communications services sector was also driven by stock selection and being underweight the sector. Top contributors within this sector were Orange SA, Cogent Communications, and Verizon Communications. The consumer discretionary sector was the worst performing sector in the benchmark during this truncated period. The ETF’s outperformance within this sector was also driven by being underweight and from stock selection. There were no standout contributors, with positive contribution coming from our collective holdings. Additional contributors during the period were materials holding, Graphic Packaging Holding Company, our holding in Casey’s General Stores, a consumer staples company, Progressive Corporation, a financial holding, and our healthcare holding, Humana Inc.

Those sectors that detracted most from performance were energy, healthcare, and financials. A combination of both stock selection and an underweight position in energy, by far the best performing sector, had a negative impact. Stock selection was the main culprit within the healthcare sector with our holding in Charles River Laboratories, a contract research organization, weighing most heavily on this sectors performance. A combination of stock selection and an overweight position within financials drove relative underperformance. Our holdings in bank companies, Bank of America, KeyCorp, and Truist Financial, were among our largest overall detractors from the ETF’s performance. In addition to the above mentioned detractors, NVIDIA Corporation, a computer graphics and software enabler, was among our five largest detractors from performance during the period.

OUTLOOK

We believe financial markets will likely experience continued volatility in the months ahead as global markets navigate inflationary pressures, rising interest rates, and geopolitical tensions. With overall market valuations having declined meaningfully over the last few months, we anticipate global stock markets to have a productive conclusion to the year as visibility around global economic growth becomes clearer. With this as our backdrop, we are seeing an increase in potentially attractive investment opportunities and are working diligently to find ethically grounded, high-quality stocks with attractive opportunities to grow cash flow and improve returns.

The MSCI World Index captures large and mid cap representations across 23 developed market countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Fund holdings are subject to change. Please see the schedule of investments for a complete list of Fund holdings.

Investments may fluctuate in value. Investing involves risk including the possible loss of principal. Past performance does not guarantee future results.

Data provided gathered through FactSet as of May 31, 2022.

This material contains an assessment of the market and economic environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. Forward-looking statements are subject to certain risks and uncertainties. Actual results, performance, or achievements may differ materially from those expressed or implied. Information is based on data gathered from what we believe are reliable sources.

The views expressed represent the opinions of Capital Insight Partners as of May 31, 2022 and are subject to change without notice.

3

Management Discussion of Fund Performance (Unaudited) (Continued)	FIS Biblically Responsible Risk Managed ETF
May 31, 2022

Cumulative Total Returns as of 5/31/22	3 Month	Since Inception*
FIS Biblically Responsible Risk Managed ETF (PRAY)
Net Assets Value	-5.18%	-6.82%
Market Value	-5.16%	-6.82%
MSCI WORLD INDEX Net (USD)	-5.72%	-8.13%

*FIS Biblically Responsible Risk Managed ETF’s inception date is 2/8/22.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.faithinvestorservices.com.

As stated in the current prospectus, the expense ratio is 0.68%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the NYSE Arca, Inc. Exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. Market value and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

4

Management Discussion of Fund Performance (Unaudited) (Continued)	FIS Knights of Columbus Global Belief ETF
May 31, 2022

MARKET OVERVIEW

After powering higher through the first half, global equity markets took a breather in the third quarter of 2021, finishing just off all-time highs. Growth stocks lagged the rest of the market, while value leadership persisted. Buoyed by low interest rates and the tail end of fiscal stimulus, corporate earnings advanced nicely, driving equities even higher through year-end despite stretched valuations.

While the world inched closer to a more “normal” post-Covid environment, global equities reversed course in 2022. Buffeted by rising food and energy costs coupled with lingering supply chain problems, soaring commodities turbo-charged inflation, leading to a surge in interest rates.

Central banks in the developed world shifted gears rapidly, as “transitory” inflation became more entrenched, aggressively raising short-term interest rates. Aside from cash, raw materials, and the Energy sector, there were few places to hide.

PERFORMANCE REVIEW

From July 14, 2021 through May 31, 2022 the Fund’s market value return was -11.49% and its net asset value (“NAV”) return was -11.16%, compared to -8.85% for the MSCI ACWI Index benchmark. After struggling immediately following the Fund’s launch on July 14, 2021, the Fund was closely aligned with the benchmark, though the path experienced volatility.

Regionally, positive contributors were Pacific Rim nations (including Japan) and EMEA (Europe, Middle East, Africa) where our sole holding, South African telecom provider MTN Group, was a top performer. Primary detractors were in Asian Emerging Markets (mainly China) and Europe (including the U.K.). China’s crackdown on the corporate sector beginning in 2021 negatively impacted holdings in search engine Baidu, online gaming operator Netease, and pharmaceutical developer Zai Lab.

Health Care and Consumer Discretionary were the major sector-level detractors, partially offset by positive contributions from holdings in the Materials, Communications Services, and Energy sectors. Fertilizer producer Mosaic Cos. was the top positive contributor, as strong pricing in 2020-2021 accelerated in 2022.

The U.S. portfolio segment, which comprises more than one-half of the benchmark and the portfolio, was a drag during 2021 but has bolstered the portfolio in 2022. For the full period, the U.S. contribution was modestly negative, driven entirely by unfavorable stock selection in the Health Care and Consumer Discretionary sectors. Two of the top detractors were Natera, a fast-growing prenatal genetic diagnostics firm, and eCommerce payment platform provider Paypal.

OUTLOOK

A hard landing seems the most likely economic outcome, as central banks tighten to control inflation. Global GDP estimates for 2022 may be cut further than they have been already. As investors assess the rising probability of recession, earnings estimates appear too optimistic given developing data and are likely headed lower.

The portfolio has no direct exposure to either Russian or Ukrainian equities, although holdings of Western European stocks are clearly impacted. The portfolio is underweight in China. In developed markets, we are increasing our defensive positioning.

Globally, inflation remains a problem due to shortages exacerbated by supply chain bottlenecks. The war in Ukraine appears bogged down, with tensions escalating, and Europe faces a tumultuous winter if things don’t change soon on the energy front. China’s position on Taiwan remains a serious geopolitical concern. In the western world, which appears increasingly lacking in leadership, direction, and cohesion, social unrest, and displeasure with the government haven’t been this palpable for quite some time.

It is unlikely that the substantial headwinds facing financial markets will dissipate quickly, and we expect return volatility to continue.

5

Management Discussion of Fund Performance (Unaudited) (Continued)	FIS Knights of Columbus Global Belief ETF
May 31, 2022

Cumulative Total Returns as of 5/31/22	3 Month	Since Inception*
FIS Knights of Columbus Global Belief ETF (KOCG)
Net Assets Value	-6.17%	-11.16%
Market Value	-6.32%	-11.49%
MSCI ACWI Index Net (USD)	-5.90%	-8.85%

*FIS Knights of Columbus Global Belief ETF’s inception date is 7/14/21.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.faithinvestorservices.com.

As stated in the current prospectus, the expense ratio is 0.75%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the NYSE Arca, Inc. Exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. Market value and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

6

Portfolio Allocations by Sector and Country (Unaudited)	FIS Biblically Responsible Risk Managed ETF
May 31, 2022

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Information Technology	16.8%
Financials	15.5%
Industrials	15.0%
Health Care	13.4%
Consumer Discretionary	10.3%
Consumer Staples	7.0%
Communication Services	5.6%
Materials	5.2%
Energy	1.4%
Money Market Fund and Other Assets and Liabilities	9.8%
Total	100.0%

ALLOCATION BY COUNTRY
Country	Percentage of Total Net Assets
United States	74.6%
Canada	4.2%
United Kingdom	3.5%
France	2.6%
Switzerland	2.6%
Ireland	2.0%
Israel	1.9%
Hong Kong	1.8%
Germany	1.6%
Netherlands	1.4%
India	0.9%
Sweden	0.9%
Japan	0.9%
Taiwan, Province of China	0.8%
Other(1)	0.3%
Total	100.0%

(1)Includes cash and net other assets (liabilities).

7

Portfolio Allocations by Sector and Country (Unaudited)	FIS Knights of Columbus Global Belief ETF
May 31, 2022

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Information Technology	20.1%
Financials	13.0%
Industrials	12.1%
Consumer Discretionary	10.3%
Health Care	10.2%
Communication Services	7.3%
Consumer Staples	7.0%
Materials	6.2%
Energy	5.6%
Utilities	2.6%
Real Estate	2.3%
Money Market Fund and Other Assets and Liabilities	3.3%
Total	100.0%

ALLOCATION BY COUNTRY
Country	Percentage of Total Net Assets
United States	57.2%
Japan	6.9%
France	4.7%
Canada	4.2%
United Kingdom	3.5%
Cayman Islands	2.6%
Switzerland	2.6%
Ireland	2.3%
Norway	2.1%
Germany	2.0%
Taiwan, Province of China	1.6%
India	1.1%
Singapore	1.1%
South Africa	1.1%
Australia	1.1%
South Korea	1.1%
Sweden	1.0%
Denmark	1.0%
China	1.0%
Hong Kong	0.8%
Mexico	0.6%
Other(1)	0.4%
Total	100.0%

(1)Includes cash and net other assets (liabilities).

The accompanying notes are an integral part of these financial statements.
8

Schedule of Investments	FIS Biblically Responsible Risk Managed ETF
May 31, 2022

Investments	Number of Shares	Value
COMMON STOCKS — 90.2%
Automobiles — 0.9%
Toyota Motor Corp. - SP-ADR	1,260	$209,626

Banks — 8.2%
Bank of America Corp.	12,915	480,438
First Republic Bank	2,625	406,954
HDFC Bank Ltd. - ADR	3,780	217,614
KeyCorp	22,260	444,310
Truist Financial Corp.	9,030	449,152
		1,998,468
Beverages — 1.9%
PepsiCo, Inc.	2,835	475,571

Capital Markets — 4.3%
Brookfield Asset Management Inc., Class A	4,725	239,085
FactSet Research Systems Inc.	1,050	400,869
Moody’s Corp.	1,365	411,643
		1,051,597
Chemicals — 1.7%
Valvoline, Inc.	12,327	412,461

Commercial Services & Supplies — 3.4%
GFL Environmental Inc.	17,225	526,569
Republic Services, Inc.	2,205	295,117
		821,686
Construction Materials — 1.6%
Holcim Ltd. - ADR	38,920	384,530

Containers & Packaging — 1.9%
Graphic Packaging Holding Co.	21,000	467,460

Diversified Telecommunication Services — 4.7%
Cogent Communications Holdings, Inc.	6,825	412,162
Orange SA - SP-ADR	21,945	274,093
Verizon Communications Inc.	9,240	473,919
		1,160,174
Energy Equipment & Services — 1.4%
SBM Offshore NV	21,315	345,473

Food & Staples Retailing — 1.8%
Casey’s General Stores, Inc.	2,100	440,034

Food Products — 1.0%
Nestle SA - SP-ADR	1,995	243,310

Investments	Number of Shares	Value
Health Care Equipment & Supplies — 5.4%
Edwards Lifesciences Corp.*	3,465	$349,445
Medtronic plc	4,830	483,725
Zimmer Biomet Holdings, Inc.	4,095	492,260
		1,325,430
Health Care Providers & Services — 5.4%
Chemed Corp.	945	457,758
Fresenius Medical Care AG & Co. KGaA - ADR	12,495	381,223
Humana Inc.	1,035	470,128
		1,309,109
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings Inc.*	210	471,148

Household Durables — 1.5%
Toll Brothers, Inc.	7,491	378,071

Household Products — 1.1%
Colgate-Palmolive Co.	3,465	273,077

Industrial Conglomerates — 2.1%
Honeywell International Inc.	2,607	504,767

Insurance — 3.0%
AIA Group Ltd.	41,854	431,581
Progressive Corp. (The)	2,625	313,372
		744,953
IT Services — 6.8%
Capgemini SE	1,890	365,451
Fidelity National Information Services, Inc.	4,305	449,873
GoDaddy, Inc., Class A*	4,725	354,611
Mastercard Inc., Class A	1,365	488,493
		1,658,428
Leisure Products — 1.3%
Polaris Inc.	3,024	322,207

Life Sciences Tools & Services — 1.0%
Charles River Laboratories International, Inc.*	1,050	245,784

Machinery — 2.0%
AGCO Corp.	1,926	246,778
Nordson Corp.	1,133	246,858
		493,636
Personal Products — 1.1%
Unilever plc - SP-ADR	5,670	274,031

Schedule of Investments (Continued)	FIS Biblically Responsible Risk Managed ETF
May 31, 2022

The accompanying notes are an integral part of these financial statements.
9

Investments	Number of Shares	Value
COMMON STOCKS — 90.2% (Continued)
Pharmaceuticals — 1.6%
Pacira BioSciences, Inc.*	6,195	$391,834

Professional Services — 4.6%
Experian plc	10,290	344,444
FTI Consulting, Inc.*	1,260	211,680
ManpowerGroup Inc.	3,675	329,317
RELX plc - SP-ADR	8,505	243,583
		1,129,024
Road & Rail — 1.9%
Canadian Pacific Railway Ltd.	3,675	262,542
Old Dominion Freight Line, Inc.	735	189,806
		452,348
Semiconductors & Semiconductor Equipment — 5.7%
NVIDIA Corp.	2,310	431,323
ON Semiconductor Corp.*	6,452	391,507
Skyworks Solutions, Inc.	3,434	373,860
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR	2,100	200,130
		1,396,820
Software — 4.3%
Check Point Software Technologies Ltd.*	1,995	249,535
Nice Ltd. - SP-ADR*	1,050	208,656
Palo Alto Networks, Inc.*	1,155	580,711
		1,038,902
Specialty Retail — 3.3%
Lowe’s Companies, Inc.	2,100	410,130
TJX Companies Inc. (The)	6,090	387,141
		797,271
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	2,940	349,419

Trading Companies & Distributors — 1.1%
Fastenal Co.	5,040	269,942

Wireless Telecommunication Services — 0.9%
Tele2 AB, Class B	17,325	211,524

TOTAL COMMON STOCKS
(Cost $23,133,955)		22,048,115

MONEY MARKET FUND — 9.5%
First American Treasury Obligations Fund, Class X, 0.675% (a)	2,330,492	2,330,492
TOTAL MONEY MARKET FUND
(Cost $2,330,492)		2,330,492

Investments	Value
TOTAL INVESTMENTS — 99.7%
(Cost $25,464,447)	$24,378,607
OTHER ASSETS LESS LIABILITIES — 0.3%	80,989
NET ASSETS — 100.0%	$24,459,596

*Non-income producing security.

(a)7-day net yield.

ADR - American Depositary Receipt

SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.
10

Schedule of Investments	FIS Knights of Columbus Global Belief ETF
May 31, 2022

Investments	Number of Shares	Value
COMMON STOCKS — 96.7%
Auto Components — 0.8%
Magna International, Inc.	2,579	$167,359

Automobiles — 1.9%
General Motors Co.*	4,346	168,103
Mercedes-Benz Group AG (formerly Daimler AG)	3,206	227,359
		395,462
Banks — 8.2%
Bank of Montreal	2,444	265,858
Citizens Financial Group, Inc.	5,264	217,824
Credit Agricole SA	14,758	163,059
DNB Bank ASA	9,306	188,234
KB Financial Group, Inc.*	4,512	220,817
Signature Bank	792	171,286
United Overseas Bank Ltd.	10,810	232,696
Wells Fargo & Co.	5,332	244,046
		1,703,820
Beverages — 1.1%
Constellation Brands, Inc.	940	230,742

Biotechnology — 1.0%
Horizon Therapeutics plc*	2,304	206,646

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	2,411	167,203

Capital Markets — 2.9%
Ameriprise Financial, Inc.	752	207,755
Franklin Resources, Inc.	6,204	168,004
Morgan Stanley	2,632	226,721
		602,480
Chemicals — 2.6%
Chemours Co. (The)	6,985	300,984
Mosaic Co. (The)	3,693	231,366
		532,350
Construction & Engineering — 2.4%
AECOM	3,546	247,688
Quanta Services, Inc.	2,136	254,184
		501,872
Construction Materials — 0.6%
Cemex SAB de CV*	280,441	133,157

Containers & Packaging — 1.0%
Sealed Air Corp.	3,436	213,650

Investments	Number of Shares	Value
Electric Utilities — 1.6%
Constellation Energy Corp.	1,568	$97,341
Exelon Corp.	4,700	231,005
		328,346
Electrical Equipment — 1.8%
Fuji Electric Co. Ltd.	4,230	200,246
Schneider Electric SE	1,316	181,916
		382,162
Entertainment — 1.2%
Nintendo Co. Ltd.	578	257,987

Food & Staples Retailing — 2.0%
BJ’s Wholesale Club Holdings, Inc.*	4,324	250,230
J Sainsbury plc	54,238	156,126
		406,356
Food Products — 2.7%
Darling Ingredients, Inc.*	2,860	229,000
Nestle SA	2,763	337,250
		566,250
Health Care Equipment & Supplies — 2.5%
Hoya Corp.	1,694	181,850
ICU Medical, Inc.*	807	146,584
Sonova Holding AG	569	201,232
		529,666
Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc.	1,316	164,500

Household Durables — 1.0%
Sony Group Corp.	2,256	212,456

Insurance — 1.9%
Legal & General Group plc	56,118	183,675
Prudential Financial, Inc.	2,068	219,725
		403,400
Interactive Media & Services — 4.9%
Alphabet, Inc. Class A*	296	673,471
Baidu, Inc.*	9,682	182,026
Meta Platforms, Inc., Class A*	849	164,401
		1,019,898
Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd.*	13,160	161,448

IT Services — 5.1%
Accenture plc	940	280,552
Fujitsu Ltd.	1,034	155,488
Infosys Ltd.	12,502	235,788
PayPal Holdings, Inc.*	1,034	88,107

Schedule of Investments (Continued)	FIS Knights of Columbus Global Belief ETF
May 31, 2022

The accompanying notes are an integral part of these financial statements.
11

Investments	Number of Shares	Value
COMMON STOCKS — 96.7% (Continued)
IT Services — 5.1% (Continued)
Visa, Inc.	1,410	$299,160
		1,059,095
Life Sciences Tools & Services — 0.9%
Syneos Health, Inc.*	2,404	177,632

Machinery — 2.1%
Caterpillar, Inc.	1,128	243,479
Daimler Truck Holding AG*	6,368	198,034
		441,513
Marine — 2.0%
A.P. Moller - Maersk A/S	70	203,803
COSCO SHIPPING Holdings Co., Ltd.	113,844	201,698
		405,501
Metals & Mining — 2.0%
BHP Group Ltd.	6,204	198,534
Boliden AB	5,170	216,499
		415,033
Multiline Retail — 0.7%
Target Corp.	940	152,167

Multi-Utilities — 1.0%
Veolia Environnement SA	7,459	208,071

Oil, Gas & Consumable Fuels — 5.6%
Canadian Natural Resources Ltd.	3,681	243,615
Cheniere Energy, Inc.	792	108,322
ConocoPhillips	2,588	290,788
Equinor ASA	6,348	243,502
Pioneer Natural Resources Co.	940	261,263
Woodside Energy Group Ltd.	1,121	23,933
		1,171,423
Personal Products — 1.2%
Unilever plc	5,332	257,038

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	3,760	283,692
Catalent, Inc.*	1,880	193,753
Eli Lilly & Co.	1,034	324,097
Ipsen SA	1,880	187,700
Zoetis Inc.	1,212	207,167
		1,196,409
Professional Services — 1.0%
Stantec, Inc.	4,418	200,632

Investments	Number of Shares	Value
Real Estate Investment Trusts — 1.4%
American Tower Corp.	1,119	$286,609

Real Estate Management & Development — 1.0%
CK Asset Holdings Ltd.	30,288	197,852

Road & Rail — 1.0%
CSX Corp.	6,546	208,097

Semiconductors & Semiconductor Equipment — 5.3%
Broadcom, Inc.	575	333,575
NVIDIA Corp.	1,253	233,960
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR	3,384	322,495
Tokyo Electron Ltd.	470	215,481
		1,105,511
Software — 5.3%
Microsoft Corp.	3,384	920,008
ServiceNow, Inc.*	376	175,769
		1,095,777
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	940	178,469
JD Sports Fashion plc	78,692	121,639
Tractor Supply Co.	990	185,486
		485,594
Technology Hardware, Storage & Peripherals — 4.5%
Apple Inc.	5,053	752,089
Lenovo Group Ltd.	177,566	175,177
		927,266
Textiles, Apparel & Luxury Goods — 2.0%
Deckers Outdoor Corp.*	596	160,062
LVMH Moet Hennessy Louis Vuitton SE	384	245,664
		405,726
Trading Companies & Distributors — 1.0%
ITOCHU Corp.	7,238	207,893

Wireless Telecommunication Services — 1.1%
MTN Group Ltd.	21,369	231,465

TOTAL COMMON STOCKS
(Cost $21,595,379)		20,123,514

MONEY MARKET FUND — 2.9%
First American Treasury Obligations Fund, Class X, 0.675% (a)	615,596	615,596

The accompanying notes are an integral part of these financial statements.
12

Schedule of Investments (Continued)	FIS Knights of Columbus Global Belief ETF
May 31, 2022

Investments	Value
TOTAL MONEY MARKET FUND
(Cost $615,596)	$615,596

TOTAL INVESTMENTS — 99.6%
(Cost $22,210,975)	20,739,110
OTHER ASSETS LESS LIABILITIES — 0.4%	80,122
NET ASSETS — 100.0%	$20,819,232

*Non-income producing security.

(a)7-day net yield.

SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Statements of Assets and Liabilities	SHP ETF Trust
May 31, 2022

The accompanying notes are an integral part of these financial statements.
13

	FIS Biblically Responsible Risk Managed ETF	FIS Knights of Columbus Global Belief ETF
ASSETS:
Investments in securities, at value (identified cost $23,133,955 and $21,595,379, respectively) (See Note 2)	$22,048,115	$20,123,514
Investments in money market fund, at value (identified cost $2,330,492 and $615,596, respectively) (See Note 2)	2,330,492	615,596
Total securities, at value (identified cost $25,464,447 and $22,210,975) (See Note 2)	24,378,607	20,739,110
Foreign currency (identified cost $37,553 and $—, respectively)	37,338	—
Receivables:
Dividends and interest	51,013	80,137
Foreign tax reclaims	6,191	12,472
Total Assets	24,473,149	20,831,719

LIABILITIES:
Payables:
Investment management fees	13,553	12,487
Total Liabilities	13,553	12,487
NET ASSETS	$24,459,596	$20,819,232

NET ASSETS CONSIST OF:
Paid-in capital	$25,713,486	$23,386,130
Distributable earnings (accumulated loss)	(1,253,890)	(2,566,898)
NET ASSETS	$24,459,596	$20,819,232

Shares issued and outstanding, $0 par value, unlimited shares authorized	1,050,000	940,000

Net Asset Value, Offering Price and Redemption Price Per Share	$23.29	$22.15

The accompanying notes are an integral part of these financial statements.
14

Statements of Operations	SHP ETF Trust
For the Periods Ended May 31, 2022

	FIS Biblically Responsible Risk Managed ETF(a)	FIS Knights of Columbus Global Belief ETF(b)
INVESTMENT INCOME:
Dividends and interest	$186,606	$446,375
Foreign withholding tax on dividends	(11,608)	(34,984)
Total investment income	174,998	411,391

EXPENSES:
Investment management fees (See Note 3)	42,210	140,913
Total expenses	42,210	140,913
Net Investment Income	132,788	270,478

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(300,146)	(1,283,336)
In-kind redemptions	—	58,663
Foreign currency transactions	(501)	(11,012)
Net realized gain (loss)	(300,647)	(1,235,685)
Change in net unrealized appreciation (depreciation) on:
Investments in securities	(1,085,840)	(1,471,865)
Translation of assets and liabilities denominated in foreign currencies	(191)	(1,121)
Change in net unrealized appreciation (depreciation)	(1,086,031)	(1,472,986)
Net realized and unrealized gain (loss)	(1,386,678)	(2,708,671)
Net increase (decrease) in net assets resulting from operations	$(1,253,890)	$(2,438,193)

(a)The Fund commenced investment operations on February 8, 2022.

(b)The Fund commenced investment operations on July 14, 2021.

The accompanying notes are an integral part of these financial statements.
15

Statement of Changes in Net Assets	FIS Biblically Responsible Risk Managed ETF

For the Period Ended May 31, 2022(a)
OPERATIONS:
Net investment income	$132,788
Net realized gain (loss)	(300,647)
Net change in unrealized appreciation (depreciation)	(1,086,031)
Net increase (decrease) in net assets resulting from operations	(1,253,890)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—
Total distributions	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,713,486 (b)
Cost of shares redeemed	—
Net increase from capital transactions	25,713,486
Total increase in net assets	24,459,596

NET ASSETS:
Beginning of period	—
End of period	$24,459,596

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	1,050,000
Shares redeemed	—
Shares Outstanding, End of Period	1,050,000

(a)The Fund commenced investment operations on February 8, 2022.

(b)Includes $6,922 of variable ETF transaction fees.

The accompanying notes are an integral part of these financial statements.
16

Statement of Changes in Net Assets	FIS Knights of Columbus Global Belief ETF

	For the Period Ended May 31, 2022(a)
OPERATIONS:
Net investment income	$270,478
Net realized gain (loss)	(1,235,685)
Net change in unrealized appreciation (depreciation)	(1,472,986)
Net increase (decrease) in net assets resulting from operations	(2,438,193)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(70,042)
Total distributions	(70,042)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,972,250
Cost of shares redeemed	(1,744,783	)(b)
Net increase from capital transactions	23,227,467
Total increase in net assets	20,719,232

NET ASSETS:
Beginning of period	100,000	(b)
End of period	$20,819,232

SHARE TRANSACTIONS:
Beginning of period	4,000	(b)
Shares issued	1,010,000
Shares redeemed	(74,000	)(b)
Shares Outstanding, End of Period	940,000

(a)The Fund commenced investment operations on July 14, 2021.

(b)Beginning capital of $100,000 was contributed by Faith Investor Services LLC, investment adviser to the Fund, in exchange for 4,000 shares of the Fund in connection with the seeding of the Trust. The shares were redeemed by the adviser on the commencement of investment operations on July 14, 2021.

The accompanying notes are an integral part of these financial statements.
17

Financial Highlights	FIS Biblically Responsible Risk Managed ETF
For a share outstanding throughout the period presented

	For the Period Ended May 31, 2022(a)
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.16
Net realized and unrealized gain (loss)	(1.88)
Total from investment operations	(1.72)

LESS DISTRIBUTIONS:
From net investment income	—
Total distributions	—

CAPITAL SHARE TRANSACTIONS:
Variable ETF transaction fees (See Note 7)(b)	0.01
Total capital share transactions	0.01

Net asset value, end of period	$23.29

TOTAL RETURNS:
Net Asset Value(c)	(6.82	)%*
Market Value(d)	(6.82	)%*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$24.5
Ratio to average net assets of:
Expenses	0.68	%+
Net investment income	2.14	%+

Portfolio turnover rate(e)	14	%*

(a)The Fund commenced investment operations on February 8, 2022.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate excludes in-kind transactions.

*Not Annualized.

+Annualized.

The accompanying notes are an integral part of these financial statements.
18

Financial Highlights	FIS Knights of Columbus Global Belief ETF
For a share outstanding throughout the period presented

	For the Period Ended May 31, 2022(a)
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.31
Net realized and unrealized gain (loss)	(3.09)
Total from investment operations	(2.78)

LESS DISTRIBUTIONS:
From net investment income	(0.07)
Total distributions	(0.07)

Net asset value, end of period	$22.15

TOTAL RETURNS:
Net Asset Value(c)	(11.16	)%*
Market Value(d)	(11.49	)%*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$20.8
Ratio to average net assets of:
Expenses	0.75	%+
Net investment income	1.44	%+

Portfolio turnover rate(e)	35	%*

(a)The Fund commenced investment operations on July 14, 2021.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate excludes in-kind transactions.

*Not Annualized.

+Annualized.

19

Notes to the Financial Statements	SHP ETF Trust
May 31, 2022

NOTE 1 – ORGANIZATION

The SHP ETF TRUST (the “Trust”) was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment company act of 1940, as amended (the “1940 Act”). The Trust currently consists of two operational exchange-traded funds, FIS Biblically Responsible Risk Managed ETF (the “Biblically Responsible ETF”) and FIS Knights of Columbus Global Belief ETF (the “Knights of Columbus ETF”) (collectively, the “Funds” or individually, a “Fund”). The Funds are each a diversified series of the Trust. The investment objective of the Knights of Columbus ETF is to seek income and long-term growth of capital; the investment objective of the Biblically Responsible ETF is to seek long-term growth of capital and income with downside protection.

Faith Investor Services, LLC (the “Adviser”) is the investment adviser to each Fund.

Capital Insight Partners, LLC acts as the sub-adviser to the Biblically Responsible ETF.

Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of May 31, 2022, there were no securities that were internally fair valued.

20

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2022

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2022:

Biblically Responsible ETF Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$22,048,115	$—	$—	$22,048,115
Money Market Fund	2,330,492	—	—	2,330,492
Total Investments	$24,378,607	$—	$—	$24,378,607

Knights of Columbus ETF Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$20,123,514	$—	$—	$20,123,514
Money Market Fund	615,596	—	—	615,596
Total Investments	$20,739,110	$—	$—	$20,739,110

*See Schedules of Investments for segregation by industry type.

In December 2020, the SEC adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (“Rule 2a-5”), which is intended to address valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Funds will not be required to comply with Rule 2a-5 until September 2022.

B. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

C. Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

21

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2022

D. Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2022.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the period ended May 31, 2022, the Funds did not have any late year losses and post October losses.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses for an unlimited period. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2022, the following Capital Loss Carryover were available:

	Indefinite Short-Term	Total
Biblically Responsible ETF	$ 297,122	$ 297,122
Knights of Columbus ETF	$1,283,706	$1,283,706

E. Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

F. Organizational and Offering Costs. The Adviser has agreed to bear all organizational and offering expenses for the Funds.

G. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the period ended May 31, 2022, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Biblically Responsible ETF	$—	$—
Knights of Columbus ETF	$(58,663)	$58,663

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Management

The Adviser acts as the Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Capital Insight Partners, LLC acts as the sub-adviser to the Biblically Responsible ETF and Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF (the “Sub-Advisers”) pursuant to an investment sub-advisory agreement with the Adviser (the “Sub-Advisory-Agreements”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Funds, has entered into Sub-Advisory Agreements with each of the Sub-Advisers. The Sub-Advisers are responsible for the day-to-day management of their

22

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2022

specific Fund’s portfolios, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Advisers for compliance with the Funds’ investment objective, policies, strategies and restrictions. The Board supervises and oversees the Adviser and the Sub-Advisers, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

Pursuant to the Investment Advisory Agreement, the Biblically Responsible ETF pays the Adviser a management fee at an annual rate of 0.68% and the Knights of Columbus ETF pays the Adviser a management fee at the annual rate of 0.75%, based on each Fund’s average daily net assets. For the period ended May 31, 2022, the Funds incurred $42,210 and $140,913, respectively, in investment advisory fees.

Pursuant to each Sub-Advisory Agreement, the Adviser compensates the Sub-Advisers out of the management fees it receives from the Funds.

Under the Investment Advisory Agreement, the Adviser bears all of the ordinary operating expenses of the Funds, except for (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the investment advisory fees payable by the Funds to the Adviser; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the Independent Trustees).

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of May 31, 2022, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

Distribution and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

NOTE 4 – RELATED PARTIES

As of May 31, 2022, certain officers and Trustees of the Trust were also officers or employees of the Advisor or affiliated with the Distributor.

NOTE 5 – PURCHASES and SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended May 31, 2022, were as follows:

	Purchases	Sales
Biblically Responsible ETF	$2,267,560	$2,709,421
Knights of Columbus ETF	7,238,573	6,812,230

23

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2022

The costs of purchases and sales of in-kind transactions, during the period ended May 31, 2022, were as follows:

	Purchases In-Kind	Sales In-Kind
Biblically Responsible ETF	$23,876,057	$—
Knights of Columbus ETF	23,961,336	1,560,339

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of the distributions paid during the period ended May 31, 2022 are as follows:

Period ended May 31, 2022 Ordinary Income
Biblically Responsible ETF	$—
Knights of Columbus ETF	70,042

As of May 31, 2022, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Biblically Responsible ETF	Knights of Columbus ETF
Federal income tax cost of investments	$25,467,566	$22,211,087
Aggregate gross unrealized appreciation	475,885	1,169,442
Aggregate gross unrealized (depreciation)	(1,565,035)	(2,642,540)
Net unrealized appreciation (depreciation)	(1,089,150)	(1,473,098)
Undistributed Ordinary Income	132,382	189,906
Undistributed Long Term Capital Gains	—	—
Accumulated capital and other gain/(loss)	(297,122)	(1,283,706)
Total distributable earnings (accumulated loss)	(1,253,890)	(2,566,898)

NOTE 7 – SHARE TRANSACTIONS

Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Biblically Responsible ETF are $500 and for the Knights of Columbus ETF are $1,000, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

24

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2022

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, Capital Insight Partners, LLC the sub-adviser to the Biblically Responsible ETF, has voting power of 981,556 shares of the Biblically Responsible ETF, representing 93.48% of the shares outstanding. Knights of Columbus Asset Advisors LLC the sub-adviser to the Knights of Columbus ETF, owned 800,000 shares of the Knights of Columbus ETF, representing 85.11% of the shares outstanding.

NOTE 9 – PRINCIPAL RISKS

As with all exchange traded funds (“ETFs’’), shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Funds’ NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks’’.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

NOTE 11 – COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance.

NOTE 12 – SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Funds’ financial statements.

25

Report of Independent Registered Public Accounting Firm	SHP ETF Trust
May 31, 2022

To the Board of Trustees of SHP ETF Trust
and the Shareholders of FIS Biblically Responsible Risk Managed ETF and
FIS Knights of Columbus Global Belief ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of FIS Biblically Responsible Risk Managed ETF and FIS Knights of Columbus Global Belief ETF, each a series of shares of beneficial interest in SHP ETF Trust (the “Funds”), including the schedules of investments, as of May 31, 2022, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2022, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of Operations, Statement of Changes in Net Assets and Financial Highlights Presented
FIS Biblically Responsible Risk Managed ETF	For the period February 8, 2022 (commencement of operations) through May 31, 2022
FIS Knights of Columbus Global Belief ETF	For the period July 14, 2021 (commencement of operations) through May 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the SHP ETF Trust since 2021.

Philadelphia, Pennsylvania
July 27, 2022

26

Board Trustees and Officers (Unaudited)	SHP ETF Trust
May 31, 2022

Name, Year of Birth, Address* and Position(s) held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Trust Complex Overseen	Other Directorships Held by Trustee
Independent Trustees
Sharon Cheever, 1955, Trustee	Since 2021	Retired (December 2020 – Present); Senior Vice President and General Counsel, Pacific Global Asset Management LLC (August 2012 – December 2020); Senior Vice President and General Counsel, Cadence Capital Management LLC (July 2016 – August 2016); Senior Vice President and General Counsel, Pacific Life Fund Advisors LLC (January 2008 – October 2015); Senior Vice President and General Counsel, Pacific Private Fund Advisors LLC (August 2013 – March 2015).	2	Pacific Global ETF Trust
John Jacobs, 1959 Trustee	Since 2021	Alerian (Chairman, June 2018 to Present); Georgetown University (Academic Staff, 2015 – February 2022); Nasdaq (Executive Vice President and Senior Advisor, 2013 – 2016).	2	Horizons Trust ETFs; AWA ETFs; Listed Funds Trust; Procure ETF Trust II; tZERO; BMAQ SPAC
Richard Keary, 1962 Trustee	Since 2021	Principal/Founder, Global ETF Advisors, LLC (March 2009 – Present).	2	None
Robert Sherry, 1963 Trustee	Since 2021	COO, Digital Prime Technologies, a fintech firm (December 2021 – Present); Head of US Prime Brokerage, Maybank Kim Eng Securities USA, Inc. (September 2020 – December 2021); Consultant, Maybank Kim Eng Securities USA, Inc. (February 2020 – September 2020); Chief Operating Officer, Cantor Fitzgerald & CF Secured (September 2009 – April 2018).	2	None

27

Board Trustees and Officers (Unaudited) (Continued)	SHP ETF Trust
May 31, 2022

Name, Year of Birth, Address* and Position(s) held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Trust Complex Overseen	Other Directorships Held by Trustee
Interested Trustees
Josef M. Valdman**, 1981 Trustee and Chairman	Since 2021	Managing Partner, Slate Hill Partners (September 2020 – Present); Head of Product Management, Cadence Capital Management (January 2018 – September 2020); Senior Managing Director; Foreside Management Services LLC (May 2013 – December 2018).	2	None
Garrett Paolella, 1986 Trustee and President	Since 2021	Managing Partner, Intersect Capital Management (January 2021 – Present); Partner, Slate Hill Partners (October 2020 – Present); Managing Director and Portfolio Manager, Harvest Volatility Management (June 2018 – Present); Managing Director, Horizons ETFs USA (October 2016 – June 2018); Managing Partner, Recon Capital Partners (January 2012 – December 2017).	2	Horizons ETF Series Trust; Recon Capital Series Trust
Officers
Josh Hunter, 1981 Treasurer	Since 2021	Fund Principal Financial Officer, Foreside Fund Officer Services LLC (July 2015 - Present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (July 2008 – July 2015).	2	N/A
Michael J. Skillman, 1963 Secretary	Since 2021	Chief Executive Officer, Faith Investor Services (May 2021 – Present); Chief Executive Officer, Cadence Capital Management (September 1988 – December 2020); President, Pacific Global ETF Trust (February 2019 – September 2020).	2	N/A
Adam Shoffner, 1979 Chief Compliance Officer	Since 2021	Fund Chief Compliance Officer, Foreside Fund Officer Services LLC (December 2020 – Present); Compliance Consultant, Duff & Phelps LLC (March 2018 – December 2020); Director, Regulatory Administration, Foreside Management Services LLC (April 2017 – March 2018); Senior Paralegal, Hartford Funds (February 2014 – April 2017).	2	N/A

*The address of each Officer and Trustee is c/o SHP ETF Trust, 14785 Preston Road, Suite 1000, Dallas, TX 75254.

**Indicates an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act. Mr. Valdman is deemed to be interested persons due to his senior leadership position with the Fund’s investment adviser (Faith Investor Services LLC).

Availability of Additional Information about Trustees

The Funds Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-(833)-833-1311.

28

Expense Example	SHP ETF Trust
For the Period Ended May 31, 2022 (Unaudited)

As a shareholder of the SHP ETF Trust you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars)(excluding transaction costs) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of each period and held for the entire period from (commencement of operations) through May 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

FIS Biblically Responsible Risk Managed ETF
	Beginning Account Value 2/8/2022*	Ending Account Value 5/31/2022	Expenses Paid During Period[1] 2/8/2022 to 5/31/2022
Actual[1]	$1,000.00	$931.80	$2.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.54	$3.43

FIS Knights of Columbus Global Belief ETF
	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Expenses Paid During Period[2] 12/1/2021 to 5/31/2022
Actual[2]	$1,000.00	$904.80	$3.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.19	$3.78

(*)The Fund commenced investment operations on February 8, 2022.

1Actual expenses are equal to the Fund’s annualized expense ratios of 0.68%, multiplied by the average account value over the period, multiplied by 113/365.

2Expenses are equal to the Fund’s annualized expense ratios of 0.75%, multiplied by the average account value over the period, multiplied by 182/365.

29

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement (Unaudited)	SHP ETF Trust

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

During a special meeting of the Board of Trustees (the “Board”) of SHP ETF Trust (the “Trust”) held on January 13, 2022, the Board reviewed and discussed the written materials that were provided by Faith Investor Services, LLC (the “Adviser”) in advance of the Meeting and deliberated on the approval of the Investment Advisory Agreement between the Adviser and the on behalf of FIS Biblically Responsible Risk Managed ETF (the “Fund”). The Board, including the Trustees not considered to be appointed as “interested persons” within the meaning of the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), reviewed: (i) the nature and quality of the advisory services to be provided by the Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expenses of the Fund, including the proposed advisory fee to be paid by the Fund to the Adviser; (iv) the anticipated profitability of the Fund to the Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Investment Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

The Board reviewed materials provided by the Adviser related to the proposed approval of the Investment Advisory Agreement, including a description of its oversight of Capital Insight Partners LLC (the “Sub-Adviser”), a review of the professional personnel who will be performing services for the Trust, the Adviser’s compliance and risk management infrastructure, its financial strength and resources, and how it will monitor the Sub-Adviser’s investment process. The Board also noted the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including: the oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and other transactions, reviewing the Sub-Adviser performance, reviewing the proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that the Adviser will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.

Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust; and whether there are procedures in place to adequately allocate trades among its respective clients.

The Board reviewed the description provided on the practices for monitoring compliance with the Trust’s investment limitations, noting that the Adviser’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust would be satisfactory.

Performance

Because the Fund had not yet commenced operations, the Trustees could not consider the Fund’s past performance.

Fees and Expenses

As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the Fund’s advisory fee, which is a unitary fee, and overall expenses compared to a peer group comprised of funds selected by the Adviser, each of which had similar investment objectives and strategies. The Board was aware that under the unitary fee arrangement, the Adviser is contractually obligated to pay the fees of each of the Fund’s service providers, with the exception of the Adviser’s advisory fee, and certain other expenses.

30

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement (Unaudited) (Continued)	SHP ETF Trust

The Board considered the fact that the Adviser would charge the Fund an investment advisory fee of 68 basis points, which was lower than the average expense ratio of the peers identified by the Adviser. The Board concluded that based on the nature, quality and extent of the Adviser’s services to be provided to the Trust and comparative fee and expense data, the advisory fee charged by the Adviser and the estimated expenses for the Trust were reasonable.

Profitability

The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Trust based on profitability projections and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser to the Board. After review and discussion, the Board concluded the investment advisory relationship would initially be unprofitable to the Adviser and, once the Trust had sufficient assets, the anticipated profit from the Adviser’s relationship with the Trust would not be excessive.

Economies of Scale

As to the extent to which the Trust will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the Adviser’s expectations for growth of the Trust. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals of the Investment Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

Fall-Out Benefits

The Board considered potential benefits to the Adviser from acting as investment adviser based on the potential success of the Fund, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser and its affiliates.

APPROVAL OF SUB-ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

During a special meeting, the Board of Trustees (the “Board”) of the SHP ETF Trust (the “Trust”) held on January 13, 2022, reviewed and discussed the written materials that were provided by Capital Insight Advisors LLC (the “Sub-Adviser”) in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the FIS Biblically Responsible Risk Managed ETF (the “Fund”). The Board, including the Trustees not considered to be appointed as “interested persons” within the meaning of the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), reviewed: (i) the nature and quality of the advisory services to be provided by the Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expense of the Fund, including the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser; (iv) the anticipated profitability of the Fund to the Sub-Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Sub-Adviser and its affiliates (i.e., the ancillary benefits realized by the Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

As to the nature, quality and extent of the services to be provided by the Sub-Adviser, the Board noted the experience of the portfolio management and research personnel of the Sub-Adviser, including their experience in the investment field, education and industry credentials. The Board reviewed the presentation materials prepared by the Sub-Adviser describing its investment process. The Board received satisfactory responses from the Sub-Adviser with respect to a series of questions, including: whether the Sub-Adviser is involved in any lawsuits or pending regulatory actions. The Board discussed the Sub-Adviser’s compliance structure and broker-dealer selection process noting that the Fund would be an actively managed equity fund. In consideration of the compliance policies and procedures for the Sub-Adviser included in the meeting materials, the Board concluded that the Sub-Adviser had sufficient quality and depth of

31

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement (Unaudited) (Continued)	SHP ETF Trust

personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Trust would be satisfactory.

Performance

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance.

Fees and Expenses

As to the costs of the services to be provided by the Sub-Adviser, the Board discussed the sub-advisory fee payable by the Adviser to Sub-Adviser, pursuant to the Sub-Advisory Agreement. The Board considered that Sub-Adviser is to be paid by the Adviser and not by the Trust. The Adviser confirmed to the Board that the Adviser was of the opinion that the sub-advisory fees to be paid to the Sub-Adviser were reasonable in light of the anticipated quality of the services to be performed by the Sub-Adviser and the proposed division of services between the Adviser and Sub-Adviser. The Trustees discussed the total fees expected to be paid to the Sub-Adviser, and noted that the Sub-Adviser will receive no other compensation from the Trust or the Adviser, except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement and payable by the Adviser. Based on the representations of the Adviser and Sub-Adviser and the meeting materials provided, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser was reasonable.

Profitability

As to profits to be realized by the Sub-Adviser, the Trustees noted that all sub-advisory fees will be paid by the Adviser, and not directly paid by the Trust. Consequently, the Board did not consider the costs of services provided by the Sub-Adviser or its profitability to be significant factors.

Economies of Scale

The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals of the Sub-Advisor Agreement.

Fall-Out Benefits

The Board considered potential benefits to the Sub-Adviser from acting as sub-adviser to the Fund based on the potential success of the Fund, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Sub-Adviser, so that such services do not give rise to “fall-out” benefits for the Sub-Adviser and its affiliates.

32

Liquidity Risk Management Program (Unaudited)	SHP ETF Trust
May 31, 2022

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has designated a Liquidity Program Administrator (“LPA), a committee comprised of senior representatives of the adviser, Faith Investor Services, LLC, and officers of the Funds, to oversee the implementation and monitoring of the Program. As part of its responsibilities, the LPA has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Program includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Program includes no less than annual assessments of factors that influence each Fund’s liquidity risk; daily classifications of each Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and periodic reporting to the Funds’ Board.

At a meeting of the Board of Trustees on March 23, 2022, the LPA provided a written report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from July 14, 2021 through December 31, 2021 (“Reporting Period”). The Report included only the FIS Knights of Columbus Global Belief ETF as that was the only Fund in operation as of December 31, 2021. The Report included a summary of the oversight of the Program and the system that is used to operate the Program, a discussion of the Fund’s investment strategies and liquidity of portfolio investments including liquidity classifications, and the effect that market volatility had on the liquidity for the Fund during the Reporting Period. The Report concluded that during the Reporting Period: (1) there were no material changes to the Program, (2) the Fund classified its portfolio holdings as required, (3) the Fund did not breach the 15% limitation on illiquid investments, (4) the Fund either qualified as an In-Kind ETF or was invested primarily in highly liquid assets and was therefore not required to set an HLIM, and (5) it is the LPA’s assessment that the Program has been implemented effectively and is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Report further concluded that each Fund’s investment strategy continues to be appropriate and manageable for an open-end fund in current market conditions.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

33

Additional Information (Unaudited)	SHP ETF Trust

TAX INFORMATION

For the period ended May 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentages of dividends declared from ordinary income designated as qualified dividend income were as follows:

FIS Biblically Responsible Risk Managed ETF	0.00%
FIS Knights of Columbus Global Belief ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended May 31, 2022 were as follows:

FIS Biblically Responsible Risk Managed ETF	0.00%
FIS Knights of Columbus Global Belief ETF	56.76%

For the period ended May 31, 2022, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

FIS Biblically Responsible Risk Managed ETF	0.00%
FIS Knights of Columbus Global Belief ETF	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.faithinvestorservices.com.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

SHP ETF Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the SHP ETF Trusts website at www.faithinvestorservices.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAIs are available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.faithinvestorservices.com. Information on how the Funds’ voted proxies relating to portfolio securities during the period ended June 30 will be available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

Fund	Symbol	CUSIP
FIS Biblically Responsible Risk Managed ETF	PRAY	78433H204
FIS Knights of Columbus Global Belief ETF	KOCG	78433H105

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Faith Investor Services LLC 14785 Preston Road, Suite 1000 Dallas, TX 75254	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

SHPAR052022

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Funds’ tax returns and distribution calculations. There were no “Other services” provided by the principal accountant. For the fiscal year ended May 31, 2022, the Funds’ principal accountant was BBD, LLP. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/2022
(a) Audit Fees	20,000
(b) Audit-Related Fees	0
(c) Tax Fees	6,000
(d) All Other Fees (Seed Audit)	2,500

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by BBD, LLP. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

.

FYE 5/31/2022
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees, other than the tax services as noted above, billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2022
Registrant	$0
Registrant’s Investment Adviser	$0

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows:

Sharon Cheever

John Jacobs

Richard Keary

Robert Sherry

(b) Not applicable.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)  Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHP ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella President/Principal Executive Officer

Date	August 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella President/Principal Executive Officer

Date	August 5, 2022

By:	/s/ Josh Hunter
Josh Hunter Treasurer/Principal Financial Officer

Date	August 5, 2022